FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023
Maturities of financial liabilities [Abstract]
Loans	[2]	$ 580,109,631	[1]	$ 1,027,078,808
During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans		873,968
During 2027 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
During 2028 [Member]
Maturities of financial liabilities [Abstract]
Loans		495,544,257
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans		857,620,019		1,125,403,546
Other financial liabilities		119,884,522		101,761,490
Leases liabilities		14,796,030		40,984,464
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		0		0
Leases liabilities		0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		523,334		1,083,279
Leases liabilities		0		1,327,128
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2023 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		522,090
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-24 to 03-31-24 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-24 to 06-30-24 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-24 to 09-30-24 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-24 to 12-31-24 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2022 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				1,080,571
Leases liabilities				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-23 to 03-31-23 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				677
Leases liabilities				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-23 to 06-30-23 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				677
Leases liabilities				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-23 to 09-30-23 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				677
Leases liabilities				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-23 to 12-31-23 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				677
Leases liabilities				1,327,128
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans		857,620,019		1,125,403,546
Other financial liabilities		119,361,188		100,678,211
Leases liabilities		14,796,030		39,657,336
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-24 to 03-31-24 [Member]
Maturities of financial liabilities [Abstract]
Loans				47,719,339
Other financial liabilities				100,449,627
Leases liabilities				3,604,121
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-24 to 06-30-24 [Member]
Maturities of financial liabilities [Abstract]
Loans				60,596,588
Other financial liabilities				228,584
Leases liabilities				3,604,121
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-24 to 09-30-24 [Member]
Maturities of financial liabilities [Abstract]
Loans				260,323
Other financial liabilities				0
Leases liabilities				3,604,121
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-24 to 12-31-24 [Member]
Maturities of financial liabilities [Abstract]
Loans				62,766,409
Other financial liabilities				0
Leases liabilities				3,604,121
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-25 to 03-31-25 [Member]
Maturities of financial liabilities [Abstract]
Loans		50,242,959
Other financial liabilities		118,427,943
Leases liabilities		2,124,119
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-25 to 06-30-25 [Member]
Maturities of financial liabilities [Abstract]
Loans		22,308,860
Other financial liabilities		933,245
Leases liabilities		2,124,119
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-25 to 09-30-25 [Member]
Maturities of financial liabilities [Abstract]
Loans		21,491,400
Other financial liabilities		0
Leases liabilities		2,124,119
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-25 to 12-31-25 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Leases liabilities		2,124,119
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans		42,982,800
Other financial liabilities		0
Leases liabilities		5,432,723
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial liabilities [Abstract]
Loans		42,982,800
Other financial liabilities		0
Leases liabilities		866,831
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2028 [Member]
Maturities of financial liabilities [Abstract]
Loans		677,611,200
Other financial liabilities		0
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2029 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans				954,060,887
Other financial liabilities				0
Leases liabilities				14,494,314
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Leases liabilities				9,267,794
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Leases liabilities				1,478,744
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2028 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Leases liabilities				0
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		857,620,019		1,125,403,546
Other financial liabilities		119,884,522		101,761,490
Leases liabilities		$ 14,796,030		$ 40,984,464

[1]	As of December 31, 2023, it is net of Notes repurchase of Ps 52,244,896.
[2]	Net of issuance expenses and issue price of Ps. 10,135,743 and Ps. 114,727 as of December 31, 2024 and 2023, respectively.